Income taxes (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Income Taxes
Current tax liabilities		€ 0	€ 0
Tax expense (income), continuing operations	€ 3